Related parties (Tables)	12 Months Ended
Dec. 31, 2019
Related party transactions [abstract]
Disclosure of information about key management personnel [Table Text Block]
	2019	2018
	$	$

Salaries, fees and short-term benefits	4,811	3,378
Revaluation of DSUs	1,135	(1,065)
Share-based compensation	1,489	862
Total	7,435	3,175